Risk Management - Summary of Credit Quality and Carrying Value of Commercial Mortgages and Private Placements (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	$ 28,215	$ 25,574
Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	8,377	8,141
Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	8,706	7,709
Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	5,323	4,449
Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2,814	2,583
Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2,995	2,692
Agricultural mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	552	589
Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	35,754	32,132
Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	64,521	58,295
AAA [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,076	1,085
AAA [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	82	110
AAA [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	56	57
AAA [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	613	523
AAA [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	36	33
AAA [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	289	362
AAA [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,143	1,038
AAA [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2,219	2,123
AA [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	5,146	4,901
AA [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,524	1,517
AA [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,495	1,272
AA [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,427	1,395
AA [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	366	386
AA [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	334	331
AA [Member] | Agricultural mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	163	159
AA [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	4,968	4,246
AA [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	10,277	9,306
A [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	15,440	13,357
A [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	4,459	4,363
A [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	5,454	4,635
A [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2,407	1,805
A [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,953	1,542
A [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,167	1,012
A [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	13,304	11,978
A [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	28,744	25,335
BBB [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	6,246	5,873
BBB [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2,227	2,050
BBB [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,650	1,647
BBB [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	839	726
BBB [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	339	477
BBB [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,191	973
BBB [Member] | Agricultural mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	389	405
BBB [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	14,055	13,160
BBB [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	20,690	19,438
BB [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	213	273
BB [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	11	44
BB [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	45	70
BB [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	37
BB [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	120	145
BB [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value		14
BB [Member] | Agricultural mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value		25
BB [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	733	717
BB [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	946	1,015
B and lower [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	94	85
B and lower [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	74	57
B and lower [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	6	28
B and lower [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	14
B and lower [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,551	993
B and lower [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	$ 1,645	$ 1,078